Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Summary of segment financial information to assist in segment performance evaluation, resource allocation, and decision-making
In addition, the CODM is regularly provided the following significant segment financial information to assist in segment performance evaluation, resource allocation, and decision-making (in thousands):

	For the three months ended June 30,		For the six months ended June 30,
	2025	2024	2025	2024
Research and Development
Clinical research and outside services	$4,879	$3,157	$7,988	$7,993
Compensation and related	774	1,117	1,648	2,305
Other research and development expenses (a)	—	203	—	203
Stock-based compensation expense	—	—	57	13,965

Total research and development expense	$5,653	$4,476	$9,693	24,465

General and Administrative
Compensation and related	$589	$613	1,328	1,509
Consulting and professional services	645	268	2,301	922
Other general and administrative expenses (b)	471	1,029	831	1,926

Total general and administrative expense	$1,705	$1,909	4,460	4,357

(a)
Other research and development expenses include depreciation and amortization expense and a non-cash
research and development expense for the ordinary shares issuable pursuant to the Hutchmed Agreement of $14.0 million for the six months ended June 30, 2024.

(b)	Other general and administrative expenses include depreciation and amortization expense, and certain departmental expenses.

In
addition
, the CODM is regularly provided the following significant segment financial information to assist in segment performance evaluation, resource allocation, and decision-making (in thousands):

	For the year ended December 31,
	2024	2023
Research and Development
Clinical research and outside services	$12,666	$15,275
Compensation and related	4,001	6,113
Consulting and professional services	2	—
Other research and development expenses (a)	15,440	538

Total research and development expense	$32,109	$21,926

General and Administrative
Compensation and related	$2,645	2,602
Consulting and professional services	3,152	1,351
Other general and administrative expenses (b)	2,594	4,008

Total general and administrative expense	$8,391	$7,961

(a)
Other research and development expenses include depreciation and amortization expense, losses on sale of property and equipment of $
1.3
 million for the year ended December 31, 2024,
non-cash
research and development expense for issuance of ordinary shares related to the Hutchmed Agreement of $14.0 million for the year ended December 31, 2024, and certain departmental expenses.

(b)	Other general and administrative expenses include depreciation expense, amortization expense, and certain departmental expenses.

Summary of Company's geographic information for property and equipment
The
table
below is a summary of the Company’s geographic information for property and equipment, net (in thousands):

	As of December 31,
	2024	2023
China	$—	$3,321
United States	8	13

Total property and equipment, net	$8	$3,334

IKENA ONCOLOGY INC
Summary of segment financial information to assist in segment performance evaluation, resource allocation, and decision-making	In addition to the significant expense categories included within consolidated net loss presented in the condensed consolidated statements of operations and comprehensive loss, see below for disaggregated amounts that comprise research and development expenses (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Research and development
Direct research and development expenses by program:
IK-930	$313	$3,846	$712	$6,304
IK-595	3,123	2,318	5,574	3,982
IK-175	33	86	41	498
Discovery and other programs	64	802	85	759
Unallocated expense:
Personnel related (including stock-based compensation)	313	2,150	948	5,722
Other research and development cost	179	630	380	2,212

Total research and development expenses	$4,025	$9,832	$7,740	$19,477

In addition to the significant expense categories included within consolidated net loss presented in the consolidated statements of operations and comprehensive loss, see below for disaggregated amounts that comprise research and development expenses (in thousands):

	Year Ended December 31,
	2024	2023
Research and development
Direct research and development expenses by program:
IK-930	$8,684	$11,608
IK-595	9,682	8,068
IK-175	480	2,677
Discovery and other programs	1,092	10,218
Unallocated expense:
Personnel related (including stock-based compensation)	8,186	19,571
Other research and development cost	2,751	7,510

Total research and development expenses	$30,875	$59,652